Net revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,573,233	$ 3,033,990	$ 2,622,110
Derived From Two Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 773,230